Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2020
Prospectus Date	rr_ProspectusDate	Jul. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
AlphaClone Alternative Alpha ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AlphaClone Alternative Alpha ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AlphaClone Alternative Alpha ETF (ALFA)
(the "Fund")

January 8, 2020

Supplement to the
Prospectus and Statement of Additional Information (“SAI”)
dated July 31, 2019

Effective immediately, Vident Investment Advisory, LLC (“VIA”) no longer serves as sub-adviser to the Fund, and Exchange Traded Concepts, LLC, the Fund’s investment adviser (the “Adviser”), is responsible for the day-to-day management of the Fund’s portfolio. Accordingly, all references to VIA and its portfolio management team in the Prospectus and SAI should be disregarded. Andrew Serowik and Travis Trampe, Portfolio Managers of the Adviser, are the Fund’s portfolio managers.

Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and SAI for future reference.
AlphaClone Alternative Alpha ETF | AlphaClone Alternative Alpha ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ALFA